SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 4) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of transactions between related parties [line items]
Share-based payments	$ 565,250	$ 72,398	$ 157,142
Directors Officers And Employees [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	560,000
Investor Relations [Member]
Disclosure of transactions between related parties [line items]
Share-based payments
Consultants [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	5,250	7,865	13,445
Extension Of Warrants [Member]
Disclosure of transactions between related parties [line items]
Share-based payments			$ 143,697